Acquisitions (Schedule Of Revenue And Net Loss Of Acquired Included In Condensed Consolidated Statements Of Operations from the Acquisition Date to the End of the Period) (Details) (USD $)
In Thousands, except Per Share data
	3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2011 AMS [Member]
Revenue	$ 80,048	$ 2,403	$ 134,290	$ 6,466	$ 115,037	$ 9,264		$ 26,812
Net income attributable to Endo Pharmaceuticals Holdings Inc.	$ 54,583	$ 51,460	$ 110,370	$ 111,815	$ 259,006	$ 266,336	$ 255,336	$ 2,094
Basic net income per share attributable to Endo Pharmaceuticals Holdings Inc	$ 0.47	$ 0.44	$ 0.95	$ 0.96	$ 2.23	$ 2.27	$ 2.07	$ 0.02
Diluted net income per share	$ 0.44	$ 0.44	$ 0.91	$ 0.95	$ 2.20	$ 2.27	$ 2.06	$ 0.02